Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (907,404)	$ (3,519,710)	$ (417,870)	$ (415,423)	$ (4,427,114)	$ (833,293)	$ (10,102,266)	$ (2,907,828)
Changes in operating assets and liabilities:
Digital currency							0	(46,976)
Net Cash used in Operating Activities					(768,525)	(423,890)	(1,211,764)	(708,450)
Related party advances funding operating expense					$ 2,180	200,836	$ 246,425	155,919
As Filed [Member]
Net loss						(709,669)		(2,907,828)
Changes in operating assets and liabilities:
Depreciation and amortization						531
Digital currency								374
Net Cash used in Operating Activities						(423,890)		(708,450)
Related party advances funding operating expense								108,569
Adjustment [Member]
Net loss								0
Changes in operating assets and liabilities:
Digital currency								(47,350)
Net Cash used in Operating Activities								0
Related party advances funding operating expense								$ 47,350
Adjustment [Member]
Net loss						(123,624)
Changes in operating assets and liabilities:
Depreciation and amortization						123,624
Net Cash used in Operating Activities						0
As Restated [Member]
Net loss						(833,293)
Changes in operating assets and liabilities:
Depreciation and amortization						124,155
Net Cash used in Operating Activities						$ (423,890)